File No. 333-17391
                                                                       811-07959
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549


                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           PRE-EFFECTIVE AMENDMENT NO.                     [ ]
                         POST-EFFECTIVE AMENDMENT NO. 44                   [X]

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940
                                AMENDMENT NO. 46                           [X]

                              ADVISORS SERIES TRUST
               (Exact name of registrant as specified in charter)

  4455 E. Camelback Road, Suite 261E
           Phoenix, Az                                             85018
(Address of Principal Executive Offices)                         (Zip Code)

       Registrant's Telephone Number (including area code): (602) 952-1100


                               ROBERT H. WADSWORTH
                              Advisors Series Trust
                       4455 E. Camelback Road, Suite 261E
                                Phoenix, Az 85018
               (Name and address of agent for service of process)


APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective (check appropriate box)

            [X] immediately upon filing pursuant to paragraph (b)
            [ ] on (date) pursuant to paragraph (b)
            [ ] 60 days after filing pursuant to paragraph (a)(i)
            [ ] on (date) pursuant to paragraph (a)(i)
            [ ] 75 days after filing pursuant to paragraph (a)(ii)
            [ ] on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box
            [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                                 NATIONAL ASSET
                                   MANAGEMENT
                                      CORE
                                   EQUITY FUND



                                   PROSPECTUS
                               DATED JUNE 1, 1999


National Asset Management Core Equity Fund is a core equity fund designed for institutional investors. The Fund seeks to provide investors with high total investment return.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED ON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS



An Overview of the Fund..............2
Fees and Expenses....................3
Investment Objectives, Principal
Investment Strategies  and
Related Risks........................4
Investment Advisor...................6
Shareholder Information..............8
Distributions and Taxes.............11


AN OVERVIEW OF THE FUND

The goal of the Fund is to earn high total investment return. This consists of capital appreciation and current income.


The Fund primarily invests in common stocks of large and middle capitalization U.S. companies ("core"companies). The Advisor stresses a blend of growth and value securities by utilizing its multiple attribute philosophy and process. Our multiple attribute philosophy and process is investing in different styles of stocks. The Advisor strives to posture the portfolio to be in sync with equity trends in various economic environments.


PRINCIPAL RISKS OF INVESTING IN NATIONAL ASSET MANAGEMENT CORE EQUITY FUND

There is the risk that you could lose money on your investment in the National Asset Management Core Equity Fund. This could happen if any of the following events happen:

*  The stock market goes down

*  Interest rates go up which can result in a decline in the equity market

* Large and medium capitalization stocks fall out of favor with the stock market

* Stocks in the Fund's portfolio do not increase their earnings at the rate anticipated

WHO MAY WANT TO INVEST IN NATIONAL ASSET MANAGEMENT CORE EQUITY FUND

The Fund may be appropriate for investors who:

*  Are pursuing a long-term goal such as retirement

* Want to diversify their investment portfolio by investing in a mutual fund that emphasizes investments in core companies

*  Want to reduce the volatility of a pure growth or value style of investing

* Are willing to accept higher short-term risk along with higher potential for long-term total return

Prospectus                                   2

The Fund may not be appropriate for investors who:

*  Are pursuing a short-term goal or investing emergency reserves

* Wish to have the equity portion of their portfolio invested in stocks other than core U.S. companies

                          FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
   (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases
   (as a percentage of offering price)........................       None
Maximum deferred sales charge (load)
   (as a percentage of the lower of original purchase
   price or redemption proceeds)..............................       None


ANNUAL FUND OPERATING EXPENSES*
(expenses that are deducted from Fund assets)
Management Fees...............................................       0.50%
Distribution and Service (12b-1) Fees.........................       None
Other Expenses................................................       2.00%
                                                                    -----
Total Annual Fund Operating Expenses..........................       2.50%
Fee Reduction and/or Expense Reimbursement....................      (1.55)%
                                                                   -------
Net Expenses..................................................       0.95%
                                                                   =======


* Other Expenses are estimated for the first fiscal year of the Fund. The Advisor has contractually agreed to reduce its fees and/or pay expenses of the Fund to ensure that Total Annual Fund Operating Expenses will not exceed 0.95%. This contract's term is indefinite and may be terminated only by the Board of Trustees. If the Advisor does waive any of its fees or pay Fund expenses, the Fund may reimburse the Advisor in future years.

EXAMPLE

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under the assumptions, your costs would be:


   One Year...................................................       $   97

   Three Years................................................       $  302

                                        3                             Prospectus

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS


The Fund's investment goal is to provide investors with high total investment return by using a combination of different equity styles to diversify the portfolio. The Advisor calls this approach to investing in different types of stocks multiple attribute diversification. High total investment return consists of capital appreciation and current income.


Under normal market conditions, the Fund will invest at least 65% of its assets in the equity securities generally considered to be core holdings. A company's market capitalization is the total market value of its outstanding common stock. The Fund considers core holdings to be large and medium size companies with a market capitalization of over $1 billion.

The Advisor examines both growth and value attributes in the selection of securities so that the portfolio may benefit from the current economic environment. To determine which style of investing to focus on, the Advisor utilizes the following indicators:

* Fundamental indicators, which focus on economic momentum, S&P 500 earnings and interest rates

* Valuation indicators, which include comparisons of value versus growth stocks, focusing on price-to-sales ratios and price-to-earnings trends

* Technical indicators which include an analysis of the relative strength between value versus growth and high versus low quality trends

The Fund will normally invest in the following three types of equity securities:

* Growth Securities. Common stocks that meet the Advisor's criteria for five-year annual earnings-per-share growth rates. These securities must also exhibit no decline in the normalized annual earnings-per-share rate during the last five years

* Securities with low price-to-earnings ratios. The Advisor defines these securities as those common stocks with price-to-earnings ratios below the average of the companies included in the S&P 500 Index

* Securities that pay high dividends. Common stocks that pay dividends at a rate above the average of the companies included in the S&P 500 Index

The Advisor utilizes a systematic, disciplined investment process when selecting individual securities. This includes:

*  Screening a database for liquidity and the criteria listed above

*  Scoring  each  issue   emphasizing   fundamental,   valuation  and  technical
   indicators

Prospectus                              4

* Security analysis that further evaluates the company and the stock. This includes an analysis of company fundamentals such as earnings, profitability and management; valuation such as price/earnings, price/book and yield; and technical analysis emphasizing individual stock price trends.


Under normal market conditions, the Fund will stay fully invested in stocks. However, the Fund may temporarily depart from its principal investment strategies by making short-term investments in cash equivalents in response to adverse market, economic or political conditions. This may result in the Fund not achieving its investment objective.

In keeping with its investment approach, the Advisor does not anticipate frequent buying and selling of securities. This means that the Fund should have a low rate of portfolio turnover and the potential to be a tax efficient investment. This should result in the realization and distribution to shareholders of lower capital gains, which would be considered tax efficient. The anticipated lack of frequent trading also leads to lower transaction costs, which could help to improve performance.


During the Fund's initial period of operations and during times when the Fund experiences periods of heavy cash in-flows from shareholders purchasing Fund shares, the Fund may not be fully invested in securities as described in this prospectus, but rather, partially invested in cash and cash equivalents.


SPECIFIC RISKS OF INVESTING IN THE NATIONAL ASSET MANAGEMENT CORE EQUITY FUND

The principal risks of investing in the Fund that may adversely affect the Fund's net asset value or total return are discussed above in "Principal risks of investing in National Asset Management Core Equity Fund." Risks which are characteristic of equity investing are MARKET RISK, the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole; MANAGEMENT RISK, the risk that a strategy used by the Advisor may not produce the intended result; and VALUATION RISK, the risk that the markets may not place the expected value on a particular stock holding. In addition, equity investing currently involves YEAR 2000 RISK, the risk that the Fund's operations could be disrupted by year 2000-related computer system problems, as described below.


YEAR 2000 RISK. Like other business organizations around the world, the Fund could be adversely affected if the computer systems used by its investment advisor and other service providers do not properly process and calculate information related to dates beginning January 1, 2000. This


                                        5                             Prospectus
is commonly known as the "Year 2000 Problem." Failure of computer systems used for securities trading could result in settlement and liquidity problems for the Fund and investors. That failure could have a negative impact on handling securities trades and pricing and accounting services. Additionally, the services provided to the Fund depend on the interaction of computer systems with those of brokers, information vendors and other parties; therefore, any failure of the computer systems of those parties may cause service problems for the Fund. In addition, this situation may negatively affect the companies in which the Fund invests and consequently, the value of the Fund's shares. The Board of Trustees of the Fund has adopted a Year 2000 Project Plan that they believe is reasonably designed to address the Year 2000 Problem with respect to the Advisor's and other service providers' computer systems. Included in the Year 2000 Project Plan is a provision for a contingency plan for the retention of other service providers to replace those service providers whose performance in converting to Year 2000 compliant data processing equipment has been determined to be less than satisfactory. There can be no assurance that these actions will be sufficient to avoid any adverse impact on the Fund. The extent of that risk cannot be ascertained at this time.


INVESTMENT ADVISOR

National Asset Management Corporation is the investment advisor to the Fund. The investment advisor's address is 101 South Fifth Street, Louisville, KY 40202. As of December 31, 1998, the investment advisor manages over $10 billion in assets for institutional investors and other mutual funds. The investment advisor provides advice on buying and selling securities for the Fund. The investment advisor also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed by the Fund. For its services, the Fund pays the investment advisor a monthly management fee based upon the average daily net assets of the Fund at the annual rate of 0.50%.

The  Advisors's   Investment   Management  Group,  a  committee  of  experienced
investment professionals, each of whom has the Chartered Financial Analyst designation, will be responsible for the day-to-day management of the Fund.

ADVISOR INVESTMENT RETURNS

Set forth in the table below are certain performance data provided by the Advisor relating to its individually managed equity accounts. All of these accounts have substantially the same investment objective as the Fund and were managed using substantially similar investment strategies and techniques as those contemplated for use by the Fund. The Investment Management Group for these accounts will also manage the Fund. The results presented are not intended to predict or suggest the return to be experienced by the Fund

Prospectus                              6
or the return an investor might achieve by investing in the Fund.

Results may differ because of, among other things, differences in brokerage commissions paid, account expenses, including investment advisory fees (which expenses and fees may be higher for the Fund than for the accounts), the size of positions taken in relation to account size, diversification of securities, timing of purchases and sales, timing of cash additions and withdrawals, the private character of the composite accounts compared with the public character of the Fund, and the tax-exempt status of some of the account holders compared with shareholders in the Fund. Investors should be aware that the use of different methods of determining performance might have adversely affected the performance figures shown below.


Investors should not rely on the following performance data as an indication of future performance of the Advisor or the Fund. The different methods of determining performance as described in the prior paragraph could result in lower returns for the Fund than for the Advisor's individually managed equity accounts.


     ADVISOR'S EQUITY COMPOSITE                 AVERAGE ANNUAL TOTAL RETURN
     FOR PERIOD ENDED 12/31/98                  Composite           S&P 500
     -------------------------                  ---------           -------
           One Year                               33.2%              28.6%
           Three Years                            30.6%              28.2%
           Five Years                             25.2%              24.0%
           Ten Years                              20.7%              19.2%

1.  Results  account for both income and capital  appreciation  or  depreciation
(total return). Returns are dollar weighted and net of commissions and management fees. The composite represents all discretionary accounts that do not have material restrictions. Discretionary accounts with material restrictions were omitted from the composite because such accounts would not have been managed using substantially similar investment strategies and techniques as those contemplated by the Fund. The composite complies with the Association for Investment Management and Research (AIMR) standards with a Level I and Level II verification. The verification was performed by Crowe, Chizek and Company LLP, independent public accountants.


2. Investors should note that the Fund will compute and disclose its average annual total return using the standard formula required by SEC rules, which differs from returns calculated under the method noted above. The SEC total return calculation method requires that the Fund compute and disclose an average annual compounded rate of return for one, five and ten year periods or shorter periods from inception. The calculation provides a rate of return from a hypothetical initial investment of $1,000 to an

                                        7                             Prospectus
ending value as if shares were redeemed at the end of the period. The formula requires that returns to be shown for the Fund will be net of Fund advisory fees and all other portfolio operating expenses.


The S&P 500 Composite Stock Price Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy. Indexes do not incur expenses and are not available for investment.


SHAREHOLDER INFORMATION

HOW TO BUY SHARES


There are several ways to purchase shares of the Fund. An Application Form, which accompanies this Prospectus, is used if you send money directly to the Fund by mail or by wire. If you have questions about how to invest, or about how to complete the Application Form, please call 1-877-626-3863. To open an account by wire, call 1-800-385-7003 for instructions. You may also buy shares of the Fund through your financial representative. After your account is open, you may add to it at any time.


You may open a Fund account with $500,000. You may add to your account at any time with $5,000. The minimum investment requirements may be waived from time to time by the Fund.

BY MAIL. You may send money to the Fund by mail. All purchases by check should be in U.S. dollars. Third party checks and cash will not be accepted. If you wish to invest by mail, simply complete the Application Form and mail it with a check (made payable to the National Asset Management Core Equity Fund) to the Fund at the following address:


National Asset Management Core Equity Fund
P.O. Box 641265
Cincinnati, OH 45264-1265

BY WIRE. If you are making an initial investment in the Fund by wire, before you wire funds, you should call the Transfer Agent at (800) 385-7003 to advise them that you are making an investment by wire. The Transfer Agent will provide an account number for you and will ask for your name and the dollar amount you are investing. You will then receive your account number and an order confirmation number. You should then complete the Fund account application included with the prospectus. Include the date and the order confirmation number on the Account Application and mail the completed Account Application to the address at the top of the Account Application. Your bank should transmit immediately available funds by wire in your name to:

Firstar Bank , N.A.
ABA #0420-001-3
DDA#821-601-689
Attn: National Asset Management Core Equity Fund
Account name (shareholder name)
Shareholder account number


If you are making a subsequent purchase, your bank should wire funds as indicated above. Before each

Prospectus                              8
wire purchase, you should be sure to notify the Transfer Agent. It is essential that your bank include complete information about your account in all wire instructions. If you have questions about how to invest by wire, you may call the Transfer Agent. Your bank may charge you a fee for sending a wire to the Fund.

THROUGH  FINANCIAL  ADVISORS.  You may buy and sell  shares of the Fund  through certain brokers (and their agents, together "brokers") that have made arrangements with the Fund. An order placed with such a broker is treated as if it were placed directly with the Fund, and will be executed at the next share price calculated by the Fund. Your shares will be held in a pooled account in the broker's name, and the broker will maintain your individual ownership information. The Fund may pay the broker for maintaining these records as well as providing other shareholder services. In addition, the broker may charge you a fee for handling your order. The broker is responsible for processing your order correctly and promptly, keeping you advised of the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund's prospectus.

HOW TO SELL SHARES

You may sell (redeem) your Fund shares on any day the New York Stock Exchange ("NYSE") is open for business either directly to the Fund or through your investment representative.

REDEMPTIONS BY MAIL. You may redeem your shares by simply sending a written request to the Fund. You should give your account number and state whether you want all or some of your shares redeemed. The letter should be signed by all of the shareholders whose names appear in the account registration. You should send your redemption request to the Transfer Agent at the following address:


National Asset Management Core Equity Fund
150 Motor Parkway, Suite 109
Hauppauge, NY 11788


Payment of your redemption proceeds will normally be made promptly, but no later than seven days after the receipt of a written request that meets the requirements described above. If you did not purchase your shares with a certified check, the Fund may delay payment of your redemption proceeds until your check has cleared, which may take up to 15 days.


REDEMPTION BY TELEPHONE. If you complete the Redemption by Telephone portion of the Fund's Application Form, you may redeem some or all of your shares by telephone. You may redeem your shares on any day the NYSE is open by calling the Fund's Shareholder Servicing Agent at (800) 385-7003 before 4:00 p.m., Eastern time. Redemption proceeds will be mailed on the next business day. If you request, your redemption proceeds will be wired on the next business day to the bank account you have designated on the Application Form.


                                        9                             Prospectus

The minimum amount that may be wired is $1,000. Wire charges, if any, will be deducted from your redemption proceeds. You may not use the telephone redemption for retirement accounts.

When you establish telephone privileges, you are authorizing the Fund and its Transfer Agent to act upon the telephone instructions of the person or persons you have designated in your Application Form. Such persons may request that the shares in your account be redeemed.

Before executing an instruction received by telephone, the Fund and the Transfer Agent will use procedures to confirm that the telephone instructions are genuine. These procedures will include recording the telephone call and asking the caller for a form of personal identification. If the Fund and the Transfer Agent follow these procedures, they will not be liable for any loss, expense, or cost arising out of any telephone redemption or exchange request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request.

You may have difficulties in making a telephone redemption during periods of abnormal market activity. If this should occur, you may make your redemption request in writing.


OTHER REDEMPTION INFORMATION. Certain redemption requests require that the signature or signatures on the account will have to be guaranteed. Call the Transfer Agent at 1-800-385-7003 for further details. If shares were purchased by wire, they cannot be redeemed until the day after the Application Form is received.


If shares were purchased by check and then redeemed shortly after the check is received, the Fund may delay sending the redemption proceeds until it has been notified that the check used to purchase the shares has been collected, a process which may take up to 15 days. The Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the Securities and Exchange Commission.

The Fund may redeem the shares in your account if the value of your account is less than $5,000 as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your account is less than $5,000 before the Fund makes an involuntary redemption. You will then have 30 days in which to make an additional investment to bring the value of your account to at least $5,000 before the Fund takes any action.

The Fund has the right to pay redemption proceeds in whole or in part by a distribution of securities from the Fund's portfolio. It is not expected that the Fund would do so except in unusual circumstances.

PRICING OF FUND SHARES

The price of Fund shares is based on the Fund's net asset value. The net asset value of the Fund's shares is determined by dividing the Fund's assets, minus its liabilities, by the

Prospectus                              10
number of shares outstanding. The Fund's assets are the market value of securities held in its portfolio, plus any cash and other assets. The Fund's liabilities are fees and expenses it owes. The number of Fund shares outstanding is the amount of shares which have been issued to shareholders. The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is based on the net asset value next calculated after your order is received and accepted.

The net asset value of the Fund's shares is determined as of the close of regular trading on the NYSE. This is normally 4:00 p.m., Eastern time. Fund shares will not be priced on days that the NYSE is closed for trading.

DISTRIBUTIONS AND TAXES

The Fund will make distributions of dividends and capital gains, if any, annually, usually after the end of the year. Because of its investment strategies, the Fund expects that its distributions will consist of both capital gains and dividends.

You can choose from three distribution options: (1) reinvest all distributions in additional Fund shares; (2) receive distributions from net investment income in cash while reinvesting capital gains distributions in additional Fund shares; or (3) receive all distributions in cash. If you wish to change your distribution option, write to the Transfer Agent before the payment of the distribution. If you do not select an option when you open your account, all distributions will be reinvested in Fund shares. You will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the quarter in which the reinvestment occurs.

If a check representing a Fund distribution is not cashed within a specified period, the Transfer Agent will notify you that you have the option of requesting another check or reinvesting the distribution in the Fund. If the Transfer Agent does not receive your election, the distribution will be reinvested in the Fund. Similarly, if the Fund or the Transfer Agent sends you correspondence returned as "undeliverable," distributions will automatically be reinvested in the Fund.

TAX CONSEQUENCES

Dividends are taxable to you as ordinary income. The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

If you sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

                                       11                             Prospectus

                   NATIONAL ASSET MANAGEMENT CORE EQUITY FUND,
                        A SERIES OF ADVISORS SERIES TRUST

For investors who want more information about the Fund, the following document is available free upon request:

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund and is incorporated into this prospectus.

You can get free copies of the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:


                   National Asset Management Core Equity Fund
                             101 South Fifth Street
                              Louisville, KY 40202
                                 1-877-626-3863

You can review and copy information including the Fund's SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330. You can get text-only copies for a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-6009 or by calling 1-800-SEC-0330 or free of charge from the Commission's Internet website at www.sec.gov.


                                          The Fund's SEC File Number is 811-0959

                   NATIONAL ASSET MANAGEMENT CORE EQUITY FUND,
                        A SERIES OF ADVISORS SERIES TRUST
                             101 SOUTH FIFTH STREET
                              LOUISVILLE, KY 40202


                       Statement of Additional Information

                               Dated June 1, 1999



This Statement of Additional Information ("SAI") is not a prospectus, and it should be read in conjunction with the Prospectus dated June 1, 1999, as may be revised, of the NATIONAL ASSET MANAGEMENT CORE EQUITY FUND (the "Fund"), a series of Advisors Series Trust (the "Trust"). National Asset Management Corporation (the "Advisor") is the advisor to the Fund. A copy of the Fund's Prospectus may be obtained by contacting National Asset Management at the above-listed address; telephone (877) 626-3863.

                                TABLE OF CONTENTS

                                                  Cross-reference to sections
                                        Page           in the Prospectus
                                        ----           -----------------
Investment Objective and Policies .....  B-2    Investment Objectives, Principal
                                                Investment Strategies and
                                                Related Risks
Portfolio Transactions and
Brokerage .............................  B-6    Investment Objectives, Principal
                                                Investment
Strategies and Related Risks
  Portfolio Turnover ..................         Investment Objectives, Principal
                                                Investment Strategies and
                                                Related Risks
Determination of Net Asset Value ......  B-7    Shareholder Information
Purchase and Redemption of Fund
  Shares ..............................  B-8    Shareholder Information
Management ............................  B-10   Investment Advisor
Distribution Arrangements .............  B-10   Distributions and Taxes
Taxation ..............................  B-13   Distributions and Taxes
Dividends and Distributions. ..........  B-16   Distributions and Taxes
Performance Information ...............  B-17   General Information
General Information ...................  B-17   General Information

                                    THE TRUST


Advisors Series Trust is an open-end, non-diversified management investment company organized as a Delaware business trust under the laws of the State of Delaware on October 3, 1996. The Trust currently consists of 17 series of shares of beneficial interest, par value $0.01 per share. This SAI relates only to the Fund.


The Trust is registered with the SEC as a management investment company. Such a registration does not involve supervision of the management or policies of the Fund. The Prospectus of the Fund and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

                        INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Fund is to seek to provide investors with high total investment return. This consists of capital appreciation and current income. The Fund primarily invests in common stocks of large and medium capitalization U.S. companies. There is no assurance that the Fund will achieve its objective. The Fund is classified as a "diversified" fund under federal securities laws. The discussion below supplements information contained in the Fund's Prospectus as to investment policies of the Fund.

In addition to the risks associated with particular types of securities, which are discussed below, the Fund is subject to general market risks. The Fund invests primarily in common stocks. The market risks associated with stocks include the possibility that the entire market for common stocks could suffer a decline in price over a short or even an extended period. This could affect the net asset value of your Fund shares. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline.


EQUITY SECURITIES. The equity securities in which the Fund invests generally consist of common stock and securities convertible into or exchangeable for common stock. Under normal market conditions, at least 65% of the value of the Fund's total assets will be invested in the equity securities of U.S. companies with market capitalization of over $1billion. The securities in which the Fund invests are expected to be either listed on an exchange or traded in an over-the-counter market.


CONVERTIBLE SECURITIES. The Fund may invest in convertible securities, which are securities generally offering fixed interest or dividend yields which may be converted either at a stated price or stated rate for common or preferred stock. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase, and increase as interest rates decline. Because of the conversion feature, the market value of convertible securities also tends to vary with fluctuations in the market value of the underlying common or stock.

FOREIGN SECURITIES. The Fund may invest up to 10% of its total assets in securities of foreign companies which are traded on a national securities exchange, including sponsored and unsponsored American Depositary Receipts ("ADRs"). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers, and other forms of depository receipts for securities of foreign issuers. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. Thus, these securities are not denominated in the same currency as the underlying securities they represent. In addition, the issuers of the securities underlying unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the ADRs.

Investments in foreign securities involve special risks, costs and opportunities which are in addition to those inherent in domestic investments. Political, economic or social instability of the issuer or the country of issue, the possibility of expropriation or confiscatory taxation, limitations on the removal of assets or diplomatic developments, and the possibility of adverse changes in investment or exchange control regulations are among the inherent risks. Securities of some foreign companies are less liquid, more volatile and more difficult to value than securities of comparable U.S. companies. Foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about such companies. Moreover, foreign companies are not subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Currency fluctuations will affect the net asset value of the Fund irrespective of the performance of the underlying investments in foreign issuers.

ILLIQUID SECURITIES. The Fund may not invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Advisor will monitor the amount of illiquid securities in the Fund's portfolio, under the supervision of the Trust's Board of Trustees, to ensure compliance with the Fund's investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to sell restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. The Fund might also have to register such restricted securities in order to sell them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not reflect the actual liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the SEC under the Securities Act, the Trust's Board of Trustees may determine that such securities are not illiquid securities despite their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the U.S. Government security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the Securities and Exchange Commission ("SEC") or exempt from such registration. The Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities including such repurchase agreements.

For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Fund to the seller of the U.S. Government security subject to the repurchase agreement. It is not clear whether a court would consider the U.S. Government security acquired by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. Government security before its repurchase under a repurchase agreement, the Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. If a court characterizes the transaction as a loan and the Fund has not perfected a security interest in the U.S. Government security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the U.S. Government security.

Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, the Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

SHORT-TERM INVESTMENTS

The Fund may invest in any of the following securities and instruments:

CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND TIME DEPOSITS. The Fund may hold certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Fund will be dollar- denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

In addition to buying certificates of deposit and bankers' acceptances, the Fund also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

COMMERCIAL PAPER AND SHORT-TERM NOTES. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by Standard & Poor's Ratings Group, "Prime-1" or "Prime-2" by Moody's Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in the Appendix.

INVESTMENT COMPANY SECURITIES

The Fund may invest in shares of other investment companies. The Fund may invest in money market mutual funds in connection with its management of daily cash positions. In addition to the advisory and operational fees a Fund bears directly in connection with its own operation, the Fund would also bear its pro rata portions of each other investment company's advisory and operational expenses.

INVESTMENT RESTRICTIONS

The Fund has adopted the following investment restrictions that may not be changed without approval by a "majority of the outstanding shares" of the Fund which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or
(b) more than 50% of the outstanding shares of the Fund.

The Fund may not:

         (1) Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objective and policies, or (b) to the extent the entry into a repurchase agreement is deemed to be a loan.

         (2) Borrow money, except for temporary or emergency purposes. Any such borrowings will be made only if immediately thereafter there is an asset coverage of at least 400% of all borrowings.

         (3) Mortgage, pledge or hypothecate any of its assets except in connection with any borrowings.

         (4) Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

         (5) Purchase real estate, commodities or commodity contracts. (As a matter of operating policy, the Board of Trustees may authorize the Fund in the future to engage in certain activities regarding futures contracts for bona fide hedging purposes; any such authorization will be accompanied by appropriate notification to shareholders.)

         (6) Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges or (b) entering into options, futures or repurchase transactions.


         (7) With respect to 75% of its total assets, invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the voting securities of such issuer, except that this restriction does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.

         (8) Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry, except that this restriction does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.


The Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Fund may not:

         (1) Invest in any issuer for purposes of exercising control or management.

         (2) Invest in securities of other investment companies except as permitted under the 1940 Act.

         (3) Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity.

If a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation. If the value of the Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Pursuant to the Investment Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers will be used to execute the Fund's portfolio transactions. Purchases and sales of securities in the over-the-counter market will be executed directly with a "market-maker" unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be made through dealers (including banks) which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one broker, dealer or underwriter are comparable, the order may be allocated to a broker, dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Advisor will use its best efforts to choose a broker-dealer capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Fund, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by the National Association of Securities Dealers, Inc.

While it is the Fund's general policy to seek first to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions for the Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Advisor, even if the specific services are not directly useful to the Fund and may be useful to the Advisor in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Advisor's overall responsibilities to the Fund.

Investment decisions for the Fund are made independently from those of other client accounts or mutual funds managed or advised by the Advisor. Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts. In such event, the position of the Fund and such client account(s) in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts seeks to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day's transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

The Fund does not place securities transactions through brokers solely for selling shares of the Fund, although the Fund may consider the sale of shares as a factor in allocating brokerage. However, as stated above, broker-dealers who execute brokerage transactions may effect purchases of shares of the Fund for their customers.

                               PORTFOLIO TURNOVER

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of them they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.

                        DETERMINATION OF NET ASSET VALUE

As noted in the Prospectus, the net asset value and offering price of shares of the Fund will be determined once daily as of the close of public trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for trading. The Fund does not expect to determine the net asset value of its shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share. However, the net asset value of Fund shares may be determined on days the NYSE is closed or at times other than 4:00 p.m. if the Board of Trustees decides it is necessary.

In valuing the Fund's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security's fair value. All other assets of the Fund are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

The net asset value per share of the Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

As of the date of this SAI, the NYSE is open for trading every weekday except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                     PURCHASE AND REDEMPTION OF FUND SHARES

The information provided below supplements the information contained in the Fund's Prospectus regarding the purchase and redemption of Fund shares.

HOW TO BUY SHARES

You may purchase shares of the Fund from selected securities brokers, dealers or financial intermediaries. Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by those agents. Purchase orders through securities brokers, dealers and other financial intermediaries are effected at the next-determined net asset value after receipt of the order by such agent before the Fund's daily cutoff time. Orders received after that time will be purchased at the next-determined net asset value.

The public offering price of Fund shares is the net asset value. The Fund receives the net asset value. Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in proper form. In most cases, in order to receive that day's public offering price, the Transfer Agent must receive your order in proper form before the close of regular trading on the New York Stock Exchange ("NYSE"). If you buy shares through your investment representative, the representative must receive your order before the close of regular trading on the NYSE to receive that day's public offering price. Orders are in proper form only after funds are converted to U.S. funds. Orders paid by check and received by 2:00 p.m., Eastern Time, will generally be available for the purchase of shares the following business day.

If you are considering redeeming or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption or transfer. Otherwise the Fund may delay payment until the purchase price of those shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date. To eliminate the need for safekeeping, the Fund will not issue certificates for your shares unless you request them.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund's shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund's shares.

HOW TO SELL SHARES

You can sell your Fund shares any day the NYSE is open for regular trading, either directly to the Fund or through your investment representative. The Fund will forward redemption proceeds or redeem shares for which it has collected payment of the purchase price.

Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Fund's Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund's shareholders. At various times, the Fund may be requested to redeem shares for which it has not yet received confirmation of good payment; in this circumstance, the Fund may delay the redemption until payment for the purchase of such shares has been collected and confirmed to the Fund.

SELLING SHARES DIRECTLY TO THE FUND

Send a signed letter of instruction to the Transfer Agent, along with any certificates that represent shares you want to sell. The price you will receive is the next net asset value calculated after the Fund receives your request in proper form. In order to receive that day's net asset value, the Transfer Agent must receive your request before the close of regular trading on the NYSE.

SELLING SHARES THROUGH YOUR INVESTMENT REPRESENTATIVE

Your investment representative must receive your request before the close of regular trading on the NYSE to receive that day's net asset value. Your investment representative will be responsible for furnishing all necessary documentation to the Transfer Agent, and may charge you for its services. If you sell shares having a net asset value of $100,000 a signature guarantee is required.

If you want your redemption proceeds sent to an address other than your address as it appears on the Transfer Agent's records, a signature guarantee is required. The Fund may require additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Transfer Agent for details.

Signature guarantees may be obtained from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings institution. A notary public cannot provide a signature guarantee.

DELIVERY OF PROCEEDS

The Fund generally sends you payment for your shares the business day after your request is received in proper form, assuming the Fund has collected payment of the purchase price of your shares. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

TELEPHONE REDEMPTIONS

Telephone transaction privileges are made available to shareholders automatically upon opening an account unless the privilege is declined in the Account Application. Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest Account Application or other written request for services, including purchasing or redeeming shares of the Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest Account Application or as otherwise properly specified to the Fund in writing.

The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Fund may be liable for any losses due to unauthorized or fraudulent instructions. An investor agrees, however, that to the extent permitted by applicable law, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Transfer Agent.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectus, or contact your investment representative. The Telephone Redemption

Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

REDEMPTIONS-IN-KIND

Subject to compliance with applicable regulations, the Fund has reserved the right to pay the redemption price of its shares, either totally or partially, by a distribution in kind of readily marketable portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust has filed an election under Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000).

                                   MANAGEMENT

The overall management of the business and affairs of the Trust is vested with its Board of Trustees. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. The day to day operations of the Trust are delegated to its officers, subject to the Fund's investment objectives and policies and to general supervision by the Board of Trustees.

                                              PRINCIPAL OCCUPATION
NAME, ADDRESS AND AGE        POSITION         DURING PAST FIVE YEARS
---------------------        --------         ----------------------

Walter E. Auch, Sr.          Trustee          Director,       Mutual      Funds,
(born 1921)                                   Nicholas-Applegate,  Brinson Funds
6001 N. 62nd Place                            (since  1994),  Smith  Barney Trak
Paradise Valley, AZ 85153                     Fund, Pimco Advisors, L.P., Banyan
                                              Land Fund II and Legend Properties

Eric M. Banhazl*             Trustee,         Senior Vice President,  Investment
(born 1957)                  President and    Company Administration,  LLC; Vice
2020 E. Financial Way        Treasurer        President,        First       Fund
Glendora, CA 91741                            Distributors,    Inc.;   Assistant
                                              Treasurer,  RNC Mutual Fund Group;
                                              Treasurer,     Guinness     Flight
                                              Investment    Funds,    Inc,   and
                                              Professionally Managed Portfolios

Donald E. O'Connor           Trustee          Retired;  formerly  Executive Vice
(born 1936)                                   President   and  Chief   Operating
1700 Taylor Avenue                            Officer  of ICI  Mutual  Insurance
Fort Washington, MD 10744                     Company (until January 1997); Vice
                                              President, Operations,  Investment
                                              Company   Institute   (until  June
                                              1993)

George T. Wofford III        Trustee          Vice    President,     Information
(born 1939)                                   Services,  Federal  Home Loan Bank
305 Glendora Circle                           of  San  Francisco   (since  March
Danville, CA 94526                            1993);    formerly   Director   of
                                              Management  Information  Services,
                                              Morrison & Foerster (law firm)

Steven J. Paggioli           Vice             Executive Vice  President,  Robert
(born 1950)                  President        H.  Wadsworth & Associates,  Inc.,
915 Broadway                                  Investment Company Administration,
New York, NY 10010                            LLC;  Vice  President,  First Fund
                                              Distributors,  Inc.; President and
                                              Trustee,   Professionally  Managed
                                              Portfolios;   Director,   Managers
                                              Funds, Inc.

Robert H. Wadsworth          Vice             President,  Robert H.  Wadsworth &
(born 1940)                  President        Associates,    Inc.,    Investment
4455 E. Camelback Rd.                         Company  Administration,  LLC  and
Suite 261-E                                   First  Fund  Distributors,   Inc.;
Phoenix, AZ 85018                             Vice   President,   Professionally
                                              Managed   Portfolios;   President,
                                              Guinness Flight  Investment Funds,
                                              Inc.;   Director,   Germany  Fund,
                                              Inc.,  New  Germany  Fund,   Inc.,
                                              Central European Equity Fund, Inc.
                                              and Deutsche Funds, Inc.

Chris O. Moser               Secretary        Employed  by  Investment   Company
(born 1959)                                   Administration,  LLC  (since  July
4455 E. Camelback Rd.                         1996);  Formerly  employed by Bank
Suite 261-E                                   One, N.A.  (from August 1995 until
Phoenix, AZ 85018                             July  1996;  O'Connor,   Cavanagh,
                                              Anderson,     Killingsworth    and
                                              Beshears  (law firm) (until August
                                              1995)

* denotes Trustee who is an "interested person" of the Trust under the 1940 Act.

Set forth below is the rate of compensation received by the following Trustees from all other portfolios of the Trust. This total amount is allocated among the portfolios. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees.

NAME AND POSITION                          AGGREGATE COMPENSATION FROM THE TRUST
-----------------                          -------------------------------------
Walter E. Auch, Sr., Trustee                             $12,000
Donald E. O'Connor, Trustee                              $12,000
George T. Wofford III, Trustee                           $12,000

ADVISOR

National Asset Management Corporation acts as investment advisor to the Fund pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). Subject to such policies as the Board of Trustees may determine, the Advisor is responsible for investment decisions for the Fund. Pursuant to the terms of the Advisory Agreement, the Advisor provides the Fund with such investment advice and supervision as it deems necessary for the proper supervision of the Fund's investments. The Advisor continuously provides investment programs and determine from time to time what securities shall be purchased, sold or exchanged and what portion of the Fund's assets shall be held uninvested. The Advisor furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the investments and effecting portfolio transactions for the Fund. The Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund's outstanding voting securities and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on such Advisory Agreement.

Pursuant to the terms of the Advisory Agreement, the Advisor is permitted to render services to others. The Advisory Agreement is terminable without penalty by the Trust on behalf of the Fund on not more than 60 days', nor less than 30 days', written notice when authorized either by a majority vote of the Fund's shareholders or by a vote of a majority of the Board of Trustees of the Trust, or by the Advisor on not more than 60 days', nor less than 30 days', written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act). The Advisory Agreement provides that the Advisor under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for wilful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.


The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses (excluding interest and tax expenses) to the limit set forth in the Expense Table (the "expense cap"). Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees' subsequent review and ratification of the reimbursed amounts. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses.


In consideration of the services provided by the Advisor pursuant to the Advisory Agreement, the Advisor is entitled to receive from the Fund an investment advisory fee computed daily and paid monthly based on a rate equal to a percentage of the Fund's average daily net assets specified in the Prospectus. However, the Advisor may voluntarily agree to waive a portion of the fees payable to it on a month-to-month basis.

ADMINISTRATOR

Pursuant to a separate Administration Agreement (the "Administration Agreement"), Investment Company Administration, LLC is the administrator of the Fund (the "Administrator"). The Administrator provides certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund's independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including net asset value and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, the Administrator does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

Under the Administration Agreement, the Administrator is permitted to render administrative services to others. The Fund's Administration Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board of Trustees of the Trust or by vote of a majority of the Fund's outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Administration Agreement or "interested persons" (as defined in the 1940 Act) of any such party. The Administration Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days' written notice when authorized either by a majority vote of the Fund's shareholders or by vote of a majority of the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, or by the Advisor on 60 days' written notice, and will automatically terminate in the event of their "assignment" (as defined in the 1940 Act). The Administration Agreement also provide that neither the Administrator or its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration of the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administration Agreement.

In consideration of the services provided by the Administrator pursuant to the Administration Agreement, the Administrator receives from the Fund a fee computed daily and paid monthly at an annual rate equal to 0.10% of the Fund's average daily net assets, on an annualized basis for the Fund's then-current fiscal year.


For its services, the Administrator receives a fee monthly at the following annual rate, subject to a $30,000 minimum:

Fund asset level                              Fee rate
----------------                              --------
First $50 million                             0.20% of average daily net assets
Next $50 million                              0.15% of average daily net assets
Next $50 million                              0.10% of average daily net assets
Next $50 million, and thereafter              0.05% of average daily net assets


DISTRIBUTION AGREEMENT

The Trust has entered into a Distribution Agreement (the "Distribution Agreement") with First Fund Distributors, Inc. (the "Distributor"), pursuant to which the Distributor acts as the Fund's exclusive underwriter, provides certain administration services and promotes and arranges for the sale of the Fund's shares. The Distributor is an affiliate of the Administrator. The Distribution Agreement provides that the Distributor will bear the expenses of printing, distributing and filing prospectuses and statements of additional information and reports used for sales purposes, and of preparing and printing sales literature and advertisements not paid for by the Distribution Plan. The Trust pays for all of the expenses for qualification of the Fund's shares for sale in connection with the public offering of such shares, and all legal expenses in connection therewith. In addition, pursuant to the Distribution Agreement, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space.

The Distribution Agreement will continue in effect with respect to the Fund only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund's outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" (as defined in the 1940 Act) of any such party. The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days' written notice when authorized either by a majority vote of the Fund's shareholders or by vote of a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days' written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act). The Distribution Agreement also provides that neither the Distributor nor its personnel shall be liable for any act or omission in the course of, or connected with, rendering services under the Distribution Agreement, except for willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.


                                    TAXATION

           The Fund intends to continue to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, (the "Code"), for each taxable year by complying with all applicable requirements regarding the source of its income, the diversification of its assets, and the timing of its distributions. The Fund's policy is to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes based on net income. However, the Board may elect to pay such excise taxes if it determines that payment is, under the circumstances, in the best interests of the Fund.

           In order to qualify as a regulated investment company, the Fund must, among other things, (a) derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, and
(b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of its assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited, for purposes of this calculation, in the case of other securities of any one issuer to an amount not greater than 5% of the Fund's assets or 10% of the voting securities of the issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies). As such, and by complying with the applicable provisions of the Code, the Fund will not be subject to federal income tax on taxable income (including realized capital gains) that is distributed to shareholders in accordance with the timing requirements of the Code. If the Fund is unable to meet certain requirements of the Code, it may be subject to taxation as a corporation.

Distributions of net investment income and net realized capital gains by the Fund will be taxable to shareholders whether made in cash or reinvested by the Fund in shares. In determining amounts of net realized capital gains to be distributed, any capital loss carry-overs from the eight prior taxable years will be applied against capital gains. Shareholders receiving a distribution from the Fund in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date. Fund distributions also will be included in individual and corporate shareholders' income on which the alternative minimum tax may be imposed.

The Fund or the securities dealer effecting a redemption of the Fund's shares by a shareholder will be required to file information reports with the Internal Revenue Service ("IRS") with respect to distributions and payments made to the shareholder. In addition, the Fund will be required to withhold federal income tax at the rate of 31% on taxable dividends, redemptions and other payments made to accounts of individual or other non-exempt shareholders who have not furnished their correct taxpayer identification numbers and certain required certifications on the New Account application or with respect to which the Fund or the securities dealer has been notified by the IRS that the number furnished is incorrect or that the account is otherwise subject to withholding.

The Fund intends to declare and pay dividends and other distributions, as stated in the prospectuses. In order to avoid the payment of any federal excise tax based on net income, the Fund must declare on or before December 31 of each year, and pay on or before January 31 of the following year, distributions at least equal to 98% of its ordinary income for that calendar year and at least 98% of the excess of any capital gains over any capital losses realized in the one-year period ending October 31 of that year, together with any undistributed amounts of ordinary income and capital gains (in excess of capital losses) from the previous calendar year.

The Fund may receive dividend distributions from U.S. corporations. To the extent that the Fund receives such dividends and distributes them to its shareholders, and meets certain other requirements of the Code, corporate shareholders of the Fund may be entitled to the "dividends received" deduction. Availability of the deduction is subject to certain holding period and debt-financing limitations.

If more than 50% in value of the total assets of the Fund at the end of its fiscal year is invested in stock or securities of foreign corporations, the Fund may elect to pass through to its shareholders the pro rata share of all foreign income taxes paid by the Fund. If this election is made, shareholders will be
(i) required to include in their gross income their pro rata share of the Fund's foreign source income (including any foreign income taxes paid by the Fund), and
(ii) entitled either to deduct their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code, including certain holding period requirements. In this case, shareholders will be informed in writing by the Fund at the end of each calendar year regarding the availability of any credits on and the amount of foreign source income (including or excluding foreign income taxes paid by the Fund) to be included in their income tax returns. If not more than 50% in value of the Fund's total assets at the end of its fiscal year is invested in stock or securities of foreign corporations, the Fund will not be entitled under the Code to pass through to its shareholders their pro rata share of the foreign taxes paid by the Fund. In this case, these taxes will be taken as a deduction by the Fund.

The Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

The use of hedging strategies, such as entering into futures contracts and forward contracts and purchasing options, involves complex rules that will determine the character and timing of recognition of the income received in connection therewith by the Fund. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations) and income from transactions in options, futures contracts and forward contracts derived by the Fund with respect to its business of investing in securities or foreign currencies will qualify as permissible income under Subchapter M of the Code.

For accounting purposes, when the Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current market value of the option. Any gain or loss realized by the Fund upon the expiration or sale of such options held by the Fund generally will be capital gain or loss.

Any security, option, or other position entered into or held by the Fund that substantially diminishes the Fund's risk of loss from any other position held by the Fund may constitute a "straddle" for federal income tax purposes. In general, straddles are subject to certain rules that may affect the amount, character and timing of the Fund's gains and losses with respect to straddle positions by requiring, among other things, that the loss realized on disposition of one position of a straddle be deferred until gain is realized on disposition of the offsetting position; that the Fund's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in the gain being treated as short-term capital gain rather than long-term capital gain); and that losses recognized with respect to certain straddle positions, which would otherwise constitute short-term capital losses, be treated as long-term capital losses. Different elections are available to the Fund that may mitigate the effects of the straddle rules.

Certain  options,  futures  contracts and forward  contracts that are subject to
Section 1256 of the Code ("Section 1256 Contracts") and that are held by the Fund at the end of its taxable year generally will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.

Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing and character of income, gain or loss recognized by the Fund. Under these rules, foreign exchange gain or loss realized with respect to foreign currency-denominated debt instruments, foreign currency forward contracts, foreign currency denominated payables and receivables and foreign currency options and futures contracts (other than options and futures contracts that are governed by the mark-to-market and 60/40 rules of Section 1256 of the Code and for which no election is made) is treated as ordinary income or loss. Some part of the Fund's gain or loss on the sale or other disposition of shares of a foreign corporation may, because of changes in foreign currency exchange rates, be treated as ordinary income or loss under Section 988 of the Code rather than as capital gain or loss.

A shareholder who purchases shares of the Fund by tendering payment for the shares in the form of other securities may be required to recognize gain or loss for income tax purposes on the difference, if any, between the adjusted basis of the securities tendered to the fund and the purchase price of the Fund's shares acquired by the shareholder.

Section 475 of the Code requires that a "dealer" in securities must generally "mark to market" at the end of its taxable year all securities which it owns. The resulting gain or loss is treated as ordinary (and not capital) gain or loss, except to the extent allocable to periods during which the dealer held the security for investment. The "mark to market" rules do not apply, however, to a security held for investment which is clearly identified in the dealer's records as being held for investment before the end of the day in which the security was acquired. The IRS has issued guidance under Section 475 that provides that, for example, a bank that regularly originates and sells loans is a dealer in securities, and subject to the "mark to market" rules. Shares of the Fund held by a dealer in securities will be subject to the "mark to market" rules unless they are held by the dealer for investment and the dealer property identifies the shares as held for investment.

Redemptions and exchanges of shares of the Fund will result in gains or losses for tax purposes to the extent of the difference between the proceeds and the shareholder's adjusted tax basis for the shares. Any loss realized upon the redemption or exchange of shares within six months from their date of purchase will be treated as a long-term capital loss to the extent of distributions of long-term capital gain dividends during such six-month period. All or a portion of a loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Distributions and redemptions may be subject to state and local income taxes, and the treatment thereof may differ from the federal income tax treatment. Foreign taxes may apply to non-U.S. investors.

The above discussion and the related discussion in the prospectuses are not intended to be complete discussions of all applicable federal tax consequences of an investment in the Fund. The law firm of Paul, Hastings, Janofsky & Walker LLP has expressed no opinion in respect thereof. Nonresident aliens and foreign persons are subject to different tax rules, and may be subject to withholding of up to 30% on certain payments received from the Fund. Shareholders are advised to consult with their own tax advisers concerning the application of foreign, federal, state and local taxes to an investment in the Fund.

DIVIDENDS AND DISTRIBUTIONS

The Fund will receive income in the form of dividends and interest earned on its investments in securities. This income, less the expenses incurred in its operations, is the Fund's net investment income, substantially all of which will be declared as dividends to the Fund's shareholders.

The amount of income dividend payments by the Fund is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board. The Fund does not pay "interest" or guarantee any fixed rate of return on an investment in its shares.

The Fund also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Any net gain the Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from the eight previous taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of dividends giving rise to ordinary income. If during any year the Fund realizes a net gain on transactions involving investments held more than the period required for long-term capital gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain. After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time the Fund's shares may have been held by the shareholders. For more information concerning applicable capital gains tax rates, see your tax advisor.

Any dividend or distribution paid by the Fund reduces the Fund's net asset value per share on the date paid by the amount of the dividend or distribution per share. Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

Dividends and other distributions will be made in the form of additional shares of the Fund unless the shareholder has otherwise indicated. Investors have the right to change their elections with respect to the reinvestment of dividends and distributions by notifying the Transfer Agent in writing, but any such change will be effective only as to dividends and other distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.


PERFORMANCE INFORMATION

From time to time, the Fund may state its total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return will be accompanied by information on the Fund's average annual compounded rate of return over the most recent four calendar quarters and the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time.

The Fund's total return may be compared to relevant indices, including Standard & Poor's 500 Composite Stock Index and indices published by Lipper Analytical Services, Inc. From time to time, evaluations of the Fund's performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Fund.

Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

The Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period, according to the following formula:

                                        n
                                  P(1+T) = ERV

Where:      P  =  a hypothetical initial purchase order of $1,000
            T  =  average annual total return
            n  =  number of years
          ERV = ending redeemable value of the hypothetical $1,000 purchase at the end of the period

Aggregate total return is calculated in a similar manner, except that the results are not annualized.

                               GENERAL INFORMATION


Advisors Series Trust is an open-end management investment company organized as a Delaware business trust under the laws of the State of Delaware on October 3, 1996. The Trust currently consists of 17 effective series of shares of beneficial interest, par value of $0.01 per share.


The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of the Trust which are not attributable to a specific series or class are allocated amount all the series in a manner believed by management of the Trust to be fair and equitable. Shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment. The Trust's Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements. Shares have no preemptive or conversion rights. Shares, when issued, are fully paid and non-assessable, except as set forth below. Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two-thirds of its outstanding shares, except that if the Board of Trustees recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series' or class' outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board of Trustees by written notice to the series' or class' shareholders. Unless each series and class is so terminated, the Trust will continue indefinitely.


The Fund intends to pay cash (U.S. dollars) for all shares redeemed, but, under abnormal conditions that make payment in cash unwise, the Fund may make payment partly in its portfolio securities with a current amortized cost or market value, as appropriate, equal to the redemption price. Although the Fund does not anticipate that it will make any part of a redemption payment in securities, if such payment were made, an investor may incur brokerage costs in converting such securities to cash. The Trust has elected to be governed by the provisions of Rule 18f-1 under the Investment Company Act, which require that the Fund pay in cash all requests for redemption by any shareholder of record limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period.


The Trust's Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

                                    APPENDIX

                            COMMERCIAL PAPER RATINGS


MOODY'S INVESTORS SERVICE, INC.

PRIME-1--Issuers (or related supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2--Issuers (or related supporting institutions) rated "Prime-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

STANDARD & POOR'S RATINGS GROUP

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity   for  timely   payment  on  issues  with  this   designation   is
satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

                                     PART C

                                OTHER INFORMATION


ITEM 23. EXHIBITS.

           (a)  Agreement and Declaration of Trust (1)
           (b)  By-Laws (1)
           (c)  Not applicable
           (d)  Form of Investment Advisory Agreement (5)
           (e)  Distribution Agreement (2)
           (f)  Not applicable
           (g)  Custodian Agreement (3)
           (h)  (i)   Administration Agreement with Investment
                       Company Administration Corporation (2)
                (ii)  Fund Accounting Service Agreement (2)
                (iii) Transfer Agency and Service Agreement (2)
           (i)  Not applicable
           (j)  Consent of Independent Auditor
           (k)  Not applicable
           (l)  Investment letters (3)
           (m)  Form of  Rule 12b-1 Plan (5)
           (n)  Not applicable
           (o)  Not applicable

         (1) Previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on December 6, 1996 and incorporated herein by reference.

         (2) Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 333-17391) on January 29, 1997 and incorporated herein by reference.

         (3) Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 333-17391) on February 28, 1997 and incorporated herein by reference.

         (4) Previously filed with Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A (File No. 333-17391) on June 29, 1998 and incorporated herein by reference.

         (5) Previously filed with Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A (File No. 333-17391) on January 15, 1999 and incorporated herein by reference.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         None.

ITEM 25. INDEMNIFICATION.

         Article VI of Registrant's By-Laws states as follows:

         Section 1. AGENTS, PROCEEDINGS AND EXPENSES. For the purpose of this Article, "agent" means any person who is or was a Trustee, officer, employee or other agent of this Trust or is or was serving at the request of this Trust as a Trustee, director, officer, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or was a Trustee, director, officer, employee or agent of a foreign or domestic corporation which was a predecessor of another enterprise at the request of such predecessor entity; "proceeding" means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative; and "expenses" includes without limitation attorney's fees and any expenses of establishing a right to indemnification under this Article.

         Section 2. ACTIONS OTHER THAN BY TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of this Trust) by reason of the fact that such person is or was an agent of this Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed:

          (a) in the case of conduct in his official capacity as a Trustee of the Trust, that his conduct was in the Trust's best interests, and

          (b) in all other cases, that his conduct was at least not opposed to the Trust's best interests, and

          (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful.

         The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in the best interests of this Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

         Section 3. ACTIONS BY THE TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of this Trust to procure a judgment in its favor by reason of the fact that that person is or was an agent of this Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of this Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

         Section 4. EXCLUSION OF INDEMNIFICATION. Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with this Trust.

         No indemnification shall be made under Sections 2 or 3 of this Article:

          (a) In respect of any claim, issue, or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

          (b) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to this Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

          (c) of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of this
               Article is obtained.

         Section 5. SUCCESSFUL DEFENSE BY AGENT. To the extent that an agent of this Trust has been successful on the merits in defense of any proceeding referred to in Sections 2 or 3 of this Article or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to in Section 4 of this Article.

         Section 6. REQUIRED APPROVAL. Except as provided in Section 5 of this Article, any indemnification under this Article shall be made by this Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in Sections 2 or 3 of this Article and is not prohibited from indemnification because of the disabling conduct set forth in Section 4 of this Article, by:

          (a) A majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940); or

          (b)  A written opinion by an independent legal counsel.

         Section 7. ADVANCE OF EXPENSES. Expenses incurred in defending any proceeding may be advanced by this Trust before the final disposition of the proceeding upon a written undertaking by or on behalf of the agent, to repay the amount of the advance if it is ultimately determined that he or she is not entitled to indemnification, together with at least one of the following as a condition to the advance: (i)security for the undertaking; or (ii) the existence of insurance protecting the Trust against losses arising by reason of any lawful advances; or (iii) a determination by a majority of a quorum of Trustees who are not parties to the proceeding and are not interested persons of the Trust, or by an independent legal counsel in a written opinion, based on a review of readily available facts that there is reason to believe that the agent ultimately will be found entitled to indemnification. Determinations and authorizations of payments under this Section must be made in the manner specified in Section 6 of this Article for determining that the indemnification is permissible.

         Section 8. OTHER CONTRACTUAL RIGHTS. Nothing contained in this Article shall affect any right to indemnification to which persons other than Trustees and officers of this Trust or any subsidiary hereof may be entitled by contract or otherwise.

         Section 9. LIMITATIONS. No indemnification or advance shall be made under this Article, except as provided in Sections 5 or 6 in any circumstances where it appears:

          (a) that it would be inconsistent with a provision of the Agreement and Declaration of Trust of the Trust, a resolution of the shareholders, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

          (b) that it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

         Section 10. INSURANCE. Upon and in the event of a determination by the Board of Trustees of this Trust to purchase such insurance, this Trust shall purchase and maintain insurance on behalf of any agent of this Trust against any liability asserted against or incurred by the agent in such capacity or arising out of the agent's status as such, but only to the extent that this Trust would have the power to indemnify the agent against that liability under the provisions of this Article and the Agreement and Declaration of Trust of the Trust.

         Section 11. FIDUCIARIES OF EMPLOYEE BENEFIT PLAN. This Article does not apply to any proceeding against any Trustee, investment manager or other fiduciary of an employee benefit plan in that person's capacity as such, even though that person may also be an agent of this Trust as defined in Section 1 of this Article. Nothing contained in this Article shall limit any right to indemnification to which such a Trustee, investment manager, or other fiduciary may be entitled by contract or otherwise which shall be enforceable to the extent permitted by applicable law other than this Article.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

         The information required by this item with respect to American Trust Company is as follows:

         American Trust Company is a trust company chartered under the laws of the State of New Hampshire. Its President and Director, Paul H. Collins, is a director of:

         MacKenzie-Childs, Ltd.
         360 State Road 90
         Aurora, NY 13026

         Great Northern Arts
         Castle Music, Inc.
         World Family Foundation
         all with an address at
         Gordon Road, Middletown, NY

Robert E. Moses, a Director of American Trust Company, is a director of:

         Mascoma Mutual Hold Corp.
         On The Green
         Lebanon, NH 03766

         Information required by this item is contained in the Form ADV of the following entities and is incorporated herein by reference:

         NAME OF INVESTMENT ADVISER                             FILE NO.
         --------------------------                             --------
         Bay Isle Financial Corporation                         801-27563
         Kaminski Asset Management, Inc.                        801-53485
         Rockhaven Asset Management, LLC                        801-54084
         Chase Investment Counsel Corp.                         801-3396
         Avatar Investors Associates Corp.                      801-7061
         The Edgar Lomax Company                                801-19358
         Al Frank Asset Management, Inc.                        801-30528
         Heritage West Advisors, LLC                            801-55233
         Howard Capital Management                              801-10188
         Segall Bryant & Hamill                                 801-47232
         National Asset Management Corporation                  801-14666
         Charter Financial Group, Inc.                          801-50956

ITEM 27. PRINCIPAL UNDERWRITERS.

         (a) The Registrant's principal underwriter also acts as principal underwriter for the following investment companies:

         Guinness Flight Investment Funds, Inc.
         Fleming Capital Mutual Fund Group
         Fremont Mutual Funds
         Jurika & Voyles Mutual Funds
         Kayne Anderson Mutual Funds
         Masters' Select Funds Trust
         O'Shaughnessy Funds, Inc.
         PIC Investment Trust
         Purisima Fund
         Professionally Managed Portfolios
         Rainier Investment Management Mutual Funds
         RNC Mutual Fund Group
         Brandes Investment Trust
         RNC Mutual Fund Group, Inc.

         (b) The following information is furnished with respect to the officers and directors of First Fund Distributors, Inc.:

                                          Position and Offices    Position and
         Name and Principal               with Principal          Offices with
         Business Address                 Underwriter             Registrant
         ----------------                 -----------             ----------
         Robert H. Wadsworth              President and           Vice President
         4455 E. Camelback Road           Treasurer
         Suite 261E
         Phoenix, AZ  85018

         Eric M. Banhazl                  Vice President          President,
         2020 E. Financial Way, Ste. 100                          Treasurer
         Glendora, CA 91741                                       and Trustee

         Steven J. Paggioli               Vice President and      Vice President
         915 Broadway, Ste. 1605          Secretary
         New York, New York 10010

         (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

         The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of the following persons:

         (a) the documents required to be maintained by paragraph (4) of Rule 31a-1(b) will be maintained by the Registrant;

         (b) the documents  required to be  maintained  by paragraphs  (5), (6),
(10) and (11) of Rule 31a-1(b) will be maintained by the respective investment advisors:

         American Trust Company, One Court Street, Lebanon, NH 03766

         Bay Isle Financial Corporation, 160 Sansome Street,
         San Francisco, CA 94104

         Kaminski Asset Management, Inc., 319 First Avenue, Suite 400, Minneapolis, MN 55401

         Rockhaven Asset Management, 100 First Avenue, Suite 1050, Pittsburgh, PA 15222

         Chase Investment Counsel Corp., 300 Preston Avenue,
         Charlottesville, VA 22902

         Avatar Associates Investment Corp., 900 Third Avenue,
         New York, NY 10022

         The Edgar Lomax Company, 6564 Loisdale Court, Springfield, VA 22150

         Al Frank Asset Management, Inc. 465 Forest Avenue, Suite I, Laguna Beach, CA 92651

         Heritage West Advisors, LLC, 1850 North Central Ave., Suite 610, Phoenix, AZ 85004

         Liberty Bank and Trust Company, 4101 Pauger St., Suite 105, New Orleans, LA 70122

         Howard Capital Management, 45 Rockefeller Plaza, Suite 1440, New York, New York 10111

         Segall Bryant & Hamill, 10 South Wacker Drive, Suite 2150, Chicago, IL 60606

         National Asset Management Corporation, 101 South Fifth Street, Louisville, KY 40202

         Charter Financial Group, Inc., 1401 I Street N.W., Suite 505, Washington, DC 20005

         (c) with respect to The Heritage West Dividend Capture Income Fund series of the Registrant, all other records will be maintained by the Registrant; and

         (d) all other documents will be maintained by Registrant's custodian, Firstar Bank, 425 Walnut Street, Cincinnati, OH 45202.

ITEM 29. MANAGEMENT SERVICES.

         Not applicable.

ITEM 30. UNDERTAKINGS.

         Registrant hereby undertakes to:

          (a) Furnish each person to whom a Prospectus is delivered a copy of the applicable latest annual report to shareholders, upon request and without charge.

          (b) If requested to do so by the holders of at least 10% of the Trust's outstanding shares, call a meeting of shareholders for the purposes of voting upon the question of removal of a director and assist in communications with other shareholders.

          (c) On behalf of each of its series, to change any disclosure of past performance of an Advisor to a series to conform to changes in the position of the staff of the Commission with respect to such presentation.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement on Form N-1A of Advisors Series Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Phoenix and State of Arizona on the 2nd day of June, 1999.



                                             ADVISORS SERIES TRUST


                                             By /s/ Eric M. Banhazl*
                                               ---------------------------
                                                    Eric M. Banhazl
                                                    President

         This Amendment to the Registration Statement on Form N-1A of Advisors Series Trust has been signed below by the following persons in the capacities indicated on June 2, 1999.


/s/ Eric M. Banhazl*                         President, Principal Financial
-------------------------------              and Accounting Officer, and Trustee
Eric M. Banhazl


/s/ Walter E. Auch Sr.*                      Trustee
-------------------------------
Walter E. Auch, Sr.


/s/ Donald E. O'Connor*                      Trustee
-------------------------------
Donald E. O'Connor


/s/ George T. Wofford III*                   Trustee
-------------------------------
George T. Wofford III

* /s/ Robert H. Wadsworth
-------------------------------
By:   Robert H. Wadsworth
      Attorney in Fact

                                INDEX TO EXHIBITS


Exhibit Number                            Description
--------------                            -----------

 EX-99.23                             Consent of Independent Auditor